Schedule of investments
Nomura Opportunity Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.83%♣
Communication Services — 0.63%
Omnicom Group	40,268	$ 3,251,641
		3,251,641
Consumer Discretionary — 8.50%
Aptiv †	44,610	3,394,375
AutoZone †	1,432	4,856,628
Darden Restaurants	20,870	3,840,497
Dick's Sporting Goods	15,650	3,098,230
DR Horton	36,870	5,310,386
Marriott International Class A	26,720	8,289,613
PulteGroup	39,200	4,596,592
Ross Stores	42,990	7,744,219
Royal Caribbean Cruises	9,000	2,510,280
		43,640,820
Consumer Staples — 3.12%
Hershey	21,000	3,821,580
Kroger	65,300	4,079,944
Tyson Foods Class A	47,420	2,779,760
US Foods Holding †	71,300	5,370,316
		16,051,600
Energy — 6.55%
Cheniere Energy	29,950	5,821,981
Coterra Energy	218,950	5,762,764
Devon Energy	104,770	3,837,725
Expand Energy	46,150	5,093,114
Targa Resources	40,000	7,380,000
Valero Energy	35,400	5,762,766
		33,658,350
Financials — 20.73%
Affiliated Managers Group	25,970	7,486,632
Allstate	26,230	5,459,775
Ally Financial	158,760	7,190,240
Assurant	26,620	6,411,427
Axis Capital Holdings	59,550	6,377,209
Citizens Financial Group	105,000	6,133,050
Columbia Banking System	251,700	7,035,015
Global Payments	65,550	5,073,570
Hartford Insurance Group	42,260	5,823,428
Old National Bancorp	306,750	6,843,592
Raymond James Financial	48,520	7,791,827
Reinsurance Group of America	29,320	5,965,447
State Street	60,790	7,842,518
Synchrony Financial	86,420	7,210,021
Webster Financial	111,100	6,992,634
Willis Towers Watson	20,800	6,834,880
		106,471,265
Healthcare — 5.40%
Agilent Technologies	48,740	6,632,052
Becton Dickinson and Co.	13,850	2,687,869
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Cencora	14,520	$ 4,904,130
Quest Diagnostics	30,430	5,280,518
STERIS	21,160	5,364,483
Zimmer Biomet Holdings	31,830	2,862,154
		27,731,206
Industrials — 22.27%
AECOM	51,030	4,864,690
AMETEK	34,160	7,013,390
CACI International Class A †	16,025	8,538,280
Curtiss-Wright	12,650	6,973,565
Delta Air Lines	87,000	6,037,800
Gates Industrial †	163,150	3,502,831
ITT	46,130	8,004,016
JB Hunt Transport Services	16,630	3,231,874
Johnson Controls International	56,858	6,808,745
KBR	87,560	3,519,912
L3Harris Technologies	24,900	7,309,893
MasTec †	29,550	6,423,283
Nextpower Class A †	68,778	5,991,252
Oshkosh	57,990	7,285,284
Parker-Hannifin	7,300	6,416,408
Quanta Services	10,980	4,634,219
Regal Rexnord	47,350	6,644,152
United Rentals	6,505	5,264,627
WESCO International	24,102	5,896,313
		114,360,534
Information Technology — 9.49%
Akamai Technologies †	50,460	4,402,635
Ciena †	29,170	6,821,988
Flex †	89,790	5,425,112
Keysight Technologies †	27,535	5,594,837
ON Semiconductor †	70,510	3,818,117
TD SYNNEX	44,350	6,662,700
Teradyne	44,320	8,578,579
Twilio Class A †	52,300	7,439,152
		48,743,120
Materials — 6.87%
Amcor	470,247	3,921,860
Axalta Coating Systems †	89,950	2,906,285
Celanese	59,090	2,498,325
Crown Holdings	57,340	5,904,300
Graphic Packaging Holding	132,840	2,000,570
Louisiana-Pacific	61,050	4,930,398
Reliance	22,070	6,375,361
Vulcan Materials	23,610	6,734,044
		35,271,143
Real Estate — 7.10%
American Homes 4 Rent Class A	155,710	4,998,291
NQ- FI4 [1225] 0226 (5191634)    1

Schedule of investments
Nomura Opportunity Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Real Estate (continued)
Extra Space Storage	23,837	$ 3,104,054
First Industrial Realty Trust	81,450	4,664,642
Host Hotels & Resorts	276,120	4,895,608
Kimco Realty	202,220	4,098,999
Realty Income	83,970	4,733,389
Ventas	66,850	5,172,853
VICI Properties	170,687	4,799,718
		36,467,554
Utilities — 8.17%
CMS Energy	101,390	7,090,203
Edison International	83,970	5,039,879
NRG Energy	39,660	6,315,459
OGE Energy	94,050	4,015,935
Public Service Enterprise Group	70,010	5,621,803
WEC Energy Group	60,020	6,329,709
Xcel Energy	102,070	7,538,890
		41,951,878
Total Common Stocks (cost $322,945,051)		507,599,111

Short-Term Investments — 1.20%
Money Market Mutual Funds — 1.20%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	1,545,703	1,545,703
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	1,545,711	1,545,711
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	1,545,710	$ 1,545,710
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	1,545,708	1,545,708
Total Short-Term Investments (cost $6,182,832)		6,182,832

Total Value of Securities—100.03% (cost $329,127,883)		513,781,943
Liabilities Net of Receivables and Other Assets—(0.03%)		(157,063)
Net Assets Applicable to 15,687,155 Shares Outstanding—100.00%		$513,624,880
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.

2    NQ- FI4 [1225] 0226 (5191634)